Organization and Business Operations (Details) - USD ($)	11 Months Ended
	Dec. 31, 2023	Dec. 01, 2023
Organization and Business Operations [Line Items]
Termination fees (in Dollars)	$ 7,500,000
Percentage of diluted equity (in Dollars)	$ 50
Shares issued (in Shares)	950,000
Recycled shares percentage	0.50%
Prepayment amount (in Dollars)	$ 80,000
Price per share	$ 1.5
Sales percentage	100.00%
Shortfall variance shares percentage	90.00%
Purchase agreement amount (in Dollars)	$ 43,000,000
Class A Common Stock
Organization and Business Operations [Line Items]
Common stock, par value	$ 0.0001
Number shares issued (in Shares)	681,220
Shares issued (in Shares)	1
Price per share	$ 10
Per unit price	11.5
Class B Common Stock
Organization and Business Operations [Line Items]
Common stock, par value	$ 0.0001
Purchase Agreement [Member]
Organization and Business Operations [Line Items]
Percentage of ownership	9.90%
Purchase Agreement [Member] | Class A Common Stock
Organization and Business Operations [Line Items]
Percentage of ownership	9.90%
PIPE Subscription Agreement [Member] | Purchase Agreement [Member]
Organization and Business Operations [Line Items]
Percentage of ownership		9.90%
Global Hydrogen [Member]
Organization and Business Operations [Line Items]
Per unit price	$ 10
Business Combination [Member] | Class A Common Stock
Organization and Business Operations [Line Items]
Common stock, par value	0.0001
Business Combination [Member] | Class B Common Stock
Organization and Business Operations [Line Items]
Common stock, par value	0.0001
Business Combination [Member] | Purchase Agreement [Member] | Class A Common Stock
Organization and Business Operations [Line Items]
Common stock, par value	$ 0.0001